Other Non-current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Other Non-current Liabilities
Provision for profit guarantee, non-current portion	$ 75,980
Branding liability payable	6,650	$ 6,475
Lease liabilities	3,109	4,089
Others	7,303	7,351
Other non-current liabilities	$ 93,042	$ 17,915